Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Cash flows from operating activities:
Net loss	$ (28,156)	$ (29,321)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of common stock warrants	(24)
Impairment of assets	502
Net (loss) gain on disposal of assets	(39)	$ 385
Depreciation and amortization	657	1,517
Amortization of premiums on marketable securities	142	288
Stock compensation	2,265	3,068
Other	52	152
Changes in operating assets and liabilities:
Prepaid expenses	122	113
Accounts receivable	(208)	589
Inventories	65	(61)
Other assets	85	(21)
Accounts payables and accrued expenses	892	390
Billings in excess of costs	446	356
Deferred rent	(18)	(18)
Net cash used in operating activities	(23,217)	(22,563)
Cash flows from investing activities:
Purchases of property and equipment	(387)	(1,014)
Proceeds from sale of property and equipment	60	810
Purchase of marketable securities (at cost)	(720)	(33,085)
Maturities of marketable securities	25,116	29,700
Net cash provided by (used in) investing activities	24,069	(3,589)
Cash flows from financing activities:
Principal payments on debt	(69)	(159)
Proceeds from issuance of common stock and common stock warrants, net of underwriters discounts and commissions and offering expenses	2,794	20,751
Net cash provided by financing activities	2,725	20,592
Effect of foreign currency translation on cash	1,095	102
Net increase (decrease) in cash and cash equivalents	4,672	(5,458)
Cash and cash equivalents at beginning of period	3,423	8,881
Cash and cash equivalents at end of period	8,095	3,423
Supplemental cash flow information:
Interest paid during the year	30	46
Income taxes paid during the year	$ 1	$ 1